Net finance costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finance income
Interest income on current bank deposits	€ 1,605	€ 247	€ 345
Net foreign exchange gain on financing activities	0	293	0
Other finance income	455	636	2,121
Finance income	2,060	1,176	2,466
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(30,894)	(22,184)	(21,463)
- Lease liabilities interest	(588)	(626)	(1,030)
-Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	0	0	(76)
Net foreign exchange loss on financing activities	(2,537)	0	(280)
Net foreign exchange losses on operating activities	(3,501)	(405)	(1,378)
Other finance costs	(1,129)	(2,579)	(2,203)
Finance costs	(38,649)	(25,794)	(26,430)
Net finance costs	€ (36,589)	€ (24,618)	€ (23,964)